Stockholders' Deficit - Schedule of Restricted Common Stock (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2019
Restricted common stock, shares	4,636,195
Restricted common stock, proceeds	$ 228,000
Private Placement [Member]
Restricted common stock, shares		9,666,666	20,959,687
Restricted common stock, proceeds		$ 385,000	$ 1,218,500
Private Placement [Member] | 10/19/20 [Member]
Restricted common stock, shares	650,000	2,000,000	1,666,666
Restricted common stock, proceeds	$ 25,000	$ 100,000	$ 50,000
Private Placement [Member] | 11/03/20 [Member]
Restricted common stock, shares	228,572		1,666,666
Restricted common stock, proceeds	$ 8,000		$ 50,000
Private Placement [Member] | 11/13/20 [Member]
Restricted common stock, shares	2,512,563
Restricted common stock, proceeds	$ 100,000
Private Placement [Member] | 12/14/20 [Member]
Restricted common stock, shares	232,560	333,333	3,571,429
Restricted common stock, proceeds	$ 20,000	$ 10,000	$ 125,000
Private Placement [Member] | 12/31/20 [Member]
Restricted common stock, shares	700,000	200,000	3,571,429
Restricted common stock, proceeds	$ 50,000	$ 10,000	$ 125,000
Private Placement [Member] | 02/06/21 [Member]
Restricted common stock, shares	312,500	300,000	3,571,429
Restricted common stock, proceeds	$ 25,000	$ 15,000	$ 125,000